UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05877

BNY Mellon Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/25

Item 1.	Reports to Stockholders

BNY Mellon Strategic Municipal Bond Fund, Inc.
SEMI-ANNUAL REPORT
May 31, 2025

BNY Mellon Strategic Municipal Bond Fund, Inc.
Protecting Your Privacy Our Pledge to You
THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you
will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT.
The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information.
The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:
●Information we receive from you, such as your name, address, and social security number.
●Information about your transactions with us, such as the purchase or sale of fund shares.
●Information we receive from agents and service providers, such as proxy voting information.
THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.
Thank you for this opportunity to serve you.
The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND

Back Cover

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

DISCUSSION OF FUND PERFORMANCE (Unaudited)
How did the Fund perform last six months?
For the 6-month period ended May 31, 2025, BNY Mellon Strategic Municipal Bond Fund, Inc. (the “fund”) produced a total return of -9.03% on a net-asset-value basis and -7.91% on a market price basis.1 Over the same period, the fund provided aggregate income dividends of $.108 per share, which reflects an annualized distribution rate of 3.89%.2 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s performance benchmark, posted a total return of -2.40% for the same period.3

Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate.
2
Distribution rate per share is based upon dividends per share paid from undistributed net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.
3
Source: Lipper, Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Unlike a fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any Index.

STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1%
Alabama — 6.5%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000	1,779,484
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	2,710,000	2,380,664
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,573,019
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	4,625,000	4,842,978
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	2,500,000	2,562,844
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	1,000,000	903,565
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,000,000	1,058,752
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	4,560,000	4,778,600
				19,879,906
Alaska — .8%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,900,000	2,416,234
Arizona — 5.2%
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	7.75	7/1/2050	4,305,000	129,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Arizona — 5.2% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2045	1,500,000	1,259,377
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Project) Ser. A(b)	5.25	7/1/2047	2,000,000	1,944,266
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,368,396
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,550,000	1,405,132
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	1,775,000	1,647,150
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(b)	5.00	6/15/2059	750,000	671,126
Tender Option Bond Trust Receipts (Series 2018- XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	9.21	12/1/2037	4,550,000	4,709,673
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	3,000,000	2,830,775
				15,965,045

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Arkansas — 1.0%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	1,900,000	1,921,780
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	1,000,000	995,460
				2,917,240
California — 6.3%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,000,000	1,059,513
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,000,000	974,017
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	1,000,000	978,638
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	5,250,000	5,170,173
Tender Option Bond Trust Receipts (Series 2023- XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.45	8/1/2053	6,400,000	5,796,789
Tender Option Bond Trust Receipts (Series 2022- XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	9.89	5/1/2044	5,280,000	5,260,430
				19,239,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Colorado — 5.3%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000	1,007,571
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,000,000	3,220,099
Colorado High Performance Transportation Enterprise, Revenue Bonds (C- 470 Express Lanes System)	5.00	12/31/2056	1,000,000	953,700
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000	2,754,467
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	8.89	8/1/2044	3,260,000	3,420,633
Tender Option Bond Trust Receipts (Series 2023- XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	6.41	11/15/2048	5,535,000	4,745,923
				16,102,393
Delaware — 1.1%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Inc. Obligated Group)	5.00	11/15/2048	3,700,000	3,508,030

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
District of Columbia — .8%
District of Columbia, Revenue Bonds, Refunding (The Catholic University Of America) Ser. A	5.75	10/1/2055	1,000,000	1,023,849
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,500,000	1,276,005
				2,299,854
Florida — 9.0%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	2,840,000	2,519,503
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2054	2,000,000	2,003,746
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	2,140,000	2,061,182
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	4,065,000	3,473,174
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	4.13	11/15/2051	3,000,000	2,553,750
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	2,500,000	2,436,546
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	4.00	4/1/2049	1,600,000	1,321,907
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,500,000	1,260,693

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Florida — 9.0% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities) Ser. B	4.00	5/15/2053	1,000,000	783,538
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,106,401
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	1,000,000	934,630
Tender Option Bond Trust Receipts (Series 2023- XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.42	10/1/2049	7,500,000	6,416,842
Village Community Development District No. 15, Special Assessment Bonds(b)	4.80	5/1/2055	635,000	582,925
				27,454,837
Georgia — 6.0%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,500,000	2,522,345
Main Street Natural Gas, Revenue Bonds, Ser. D(a)	5.00	4/1/2031	1,000,000	1,046,614
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	1,000,000	1,042,282
Tender Option Bond Trust Receipts (Series 2016- XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	9.66	10/1/2043	6,000,000	6,006,970

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Georgia — 6.0% (continued)
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	7.52	7/1/2044	4,220,000	4,031,868
Tender Option Bond Trust Receipts (Series 2023- XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	9.52	1/1/2059	2,720,000	2,639,965
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000	1,000,690
				18,290,734
Hawaii — .8%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2047	2,500,000	2,481,268
Illinois — 13.6%
Chicago, GO, Ser. A	5.00	1/1/2044	3,000,000	2,842,488
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000	3,053,772
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000	1,253,630
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,500,000	1,512,833
Illinois, GO, Ser. A	5.00	5/1/2038	1,850,000	1,878,499
Illinois, GO, Ser. B	5.00	11/1/2030	1,250,000	1,320,012
Illinois, GO, Ser. D	5.00	11/1/2028	3,000,000	3,100,565
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	1,000,000	1,008,096
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000	2,368,942

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Illinois — 13.6% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(f)	0.00	12/15/2036	2,500,000	1,466,570
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,250,000	2,090,827
Tender Option Bond Trust Receipts (Series 2023- XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.86	6/1/2048	2,625,000	2,242,609
Tender Option Bond Trust Receipts (Series 2023- XM1112), (Chicago IL Water Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A) Non-Recourse Underlying Coupon Rate 5.25%(b),(d),(e)	10.68	11/1/2053	10,000,000	10,125,235
Tender Option Bond Trust Receipts (Series 2024- XF3290), (Chicago Transit Authority, Sales Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	5.76	12/1/2049	4,200,000	4,191,034
Tender Option Bond Trust Receipts (Series 2025- XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	11.18	1/1/2053	2,850,000	2,942,539
				41,397,651

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Indiana — 1.5%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(c)	7.00	3/1/2039	4,025,000	620,039
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Project) Ser. A	5.00	3/1/2040	1,985,000	1,988,561
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,250,000	1,272,709
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(b)	5.00	1/1/2054	750,000	695,507
				4,576,816
Iowa — 1.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(g)	5.00	12/1/2032	1,195,000	1,344,173
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2053	1,000,000	783,538
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,053,644
				3,181,355
Kentucky — 2.2%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000	2,799,946
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,250,000	1,296,491
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1(a)	4.00	8/1/2030	2,680,000	2,657,843
				6,754,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Louisiana — 4.9%
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2054	1,270,000	1,317,524
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	2,345,000	2,420,550
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2050	2,000,000	2,091,991
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	1,000,000	994,452
Tender Option Bond Trust Receipts (Series 2018- XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	9.37	7/1/2047	8,195,000	7,972,828
				14,797,345
Maryland — 3.5%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/2064	1,000,000	1,000,340
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,575,000	2,520,228

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Maryland — 3.5% (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000	3,255,674
Tender Option Bond Trust Receipts (Series 2024- XF1758), (Maryland Stadium Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	9.89	6/1/2054	3,900,000	3,930,317
				10,706,559
Massachusetts — 3.3%
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	1,000,000	852,126
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,000,000	976,142
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	1,130,000	1,138,976
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,000,000	1,041,346
Tender Option Bond Trust Receipts (Series 2023- XF1604), (Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	9.89	6/1/2053	6,000,000	6,102,680
				10,111,270
Michigan — 4.9%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,500,000	1,511,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Michigan — 4.9% (continued)
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	1,850,000	1,868,221
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,500,000	2,177,174
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.50	2/28/2049	1,000,000	1,043,475
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	2,000,000	1,697,321
Michigan Strategic Fund, Revenue Bonds (AMT-I- 75 Improvement Project)	5.00	12/31/2043	5,000,000	4,991,668
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,700,000	1,553,092
				14,842,751
Minnesota — .6%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	1,750,000	1,696,880
Missouri — 3.8%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000	992,580
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects)	5.00	2/1/2046	1,200,000	1,114,944

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Missouri — 3.8% (continued)
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial Intelligence)	5.13	6/1/2046	4,385,000	4,119,397
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	6.03	12/1/2053	6,000,000	5,361,060
				11,587,981
Nebraska — .3%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	870,918
Nevada — 2.3%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	2,770,000	2,699,185
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	5,000,000	4,204,920
				6,904,105
New Hampshire — .9%
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,500,000	1,537,795
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,500,000	1,277,809
				2,815,604

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
New Jersey — 3.9%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	720,000	730,236
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	1,250,000	1,079,223
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,500,000	1,521,661
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC(g)	5.50	12/15/2032	2,000,000	2,330,623
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	2,025,000	2,010,258
Tender Option Bond Trust Receipts (Series 2018- XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	10.10	6/15/2040	4,250,000	4,253,382
				11,925,383
New Mexico — .5%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.70	9/1/2054	1,650,000	1,579,923
New York — 13.2%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B(f)	0.00	11/15/2052	6,400,000	1,451,334
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(b)	5.00	11/15/2044	3,400,000	3,307,048

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
New York — 13.2% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000	804,687
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bonds) Ser. B1	4.70	11/1/2059	1,455,000	1,372,481
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	2,190,000	2,042,798
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	3,050,000	3,069,663
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	1,000,000	1,025,607
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,000,000	2,919,845
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000	990,561
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.37	11/15/2047	5,400,000	4,605,993

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
New York — 13.2% (continued)
Tender Option Bond Trust Receipts (Series 2023- XF1638), (New York City Transitional Finance Authority, Revenue Bonds, Ser. E1) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.94	2/1/2049	10,000,000	8,772,102
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	10.29	6/30/2060	2,760,000	2,770,077
Tender Option Bond Trust Receipts (Series 2024- XM1181), (Triborough New York Bridge & Tunnel Authority, Revenue Bonds, Ser. A1) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	5.24	5/15/2064	3,500,000	2,888,063

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
New York — 13.2% (continued)
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	10.29	12/31/2054	2,700,000	2,709,530
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,650,000	1,504,896
				40,234,685
North Carolina — 1.1%
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,500,000	2,520,902
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	900,000	694,972
				3,215,874
Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	8,030,000	6,958,706
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,500,000	1,325,794

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Ohio — 3.3% (continued)
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	917,463
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	890,000	798,245
				10,000,208
Oklahoma — 2.9%
Tender Option Bond Trust Receipts (Series 2023- XF1572), (Oklahoma Water Resources Board State Loan Program, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	5.76	10/1/2053	10,000,000	8,785,328
Oregon — .8%
Port of Portland, Revenue Bonds, Refunding, Ser. 28	4.00	7/1/2047	2,720,000	2,346,818
Pennsylvania — 8.0%
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	4.38	12/1/2042	1,250,000	1,174,428
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2053	1,000,000	830,449
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000	2,077,086
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000	1,307,060

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Pennsylvania — 8.0% (continued)
Tender Option Bond Trust Receipts (Series 2022- XF1408), (Pennsylvania State Turnpike Commission, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.49	12/1/2051	10,000,000	8,640,254
Tender Option Bond Trust Receipts (Series 2023- XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds, Ser. A2) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.25	5/15/2053	3,440,000	2,838,798
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	11.41	9/1/2053	4,380,000	4,607,512
Tender Option Bond Trust Receipts (Series 2024- XF1750), (Philadelphia Gas Works Co., Revenue Bonds, Refunding (1998 General Ordinance) (Insured; ACE Guaranty Corp.) Ser. 17) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	10.61	8/1/2054	2,900,000	2,997,305
				24,472,892

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Rhode Island — 2.3%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,250,000	1,240,373
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	5.94	10/1/2053	6,000,000	5,646,996
				6,887,369
South Carolina — 4.9%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	3,500,000	3,114,345
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000	1,657,887
Tender Option Bond Trust Receipts (Series 2024- XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	7.85	12/1/2054	10,200,000	10,196,496
				14,968,728
South Dakota — 1.0%
Tender Option Bond Trust Receipts (Series 2022- XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	9.91	7/1/2046	3,200,000	3,159,934

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Tennessee — .4%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.25	7/1/2064	1,300,000	1,284,314
Texas — 13.0%
Aldine Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	866,362
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2054	1,050,000	946,565
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation, Inc.) (Insured; Permanent School Fund Guaranteed)	4.50	8/15/2060	1,500,000	1,398,921
Arlington Higher Education Finance Corp., Revenue Bonds (Uplift Education Project) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2048	1,500,000	1,389,845
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	2,000,000	1,654,627
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	2,500,000	2,497,899
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	3,000,000	3,003,212

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Texas — 13.0% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000	2,189,629
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	2,000,000	1,801,504
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	864,975
Fort Bend County Toll Road, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	3/1/2054	1,500,000	1,310,098
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	2,000,000	1,720,141
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A(f)	0.00	11/15/2051	7,500,000	1,824,524
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2038	2,500,000	2,572,024
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.50	7/1/2053	1,700,000	1,550,836
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,000,000	869,405
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000	842,755

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Texas — 13.0% (continued)
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	695,000	695,057
Midland Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2050	1,500,000	1,501,927
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	1,000,000	998,907
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy Project) Ser. A(b)	5.25	1/1/2054	1,000,000	931,883
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Project)	5.00	11/15/2051	1,500,000	1,493,037
Tender Option Bond Trust Receipts (Series 2023- XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.48	2/15/2053	6,000,000	5,221,106
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	1,500,000	1,640,765
				39,786,004
U.S. Related — 1.4%
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	284,274	192,685
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	220,898	212,529
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	198,557	187,568
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	170,415	157,514
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	231,699	198,662
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	240,964	198,190
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	122,839	122,926

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
U.S. Related — 1.4% (continued)
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	243,790	250,256
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,489,835	2,609,982
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	232,950	249,405
				4,379,717
Utah — 1.8%
Mida Cormont Public Infrastructure District, GO, Ser. A2(b),(h)	6.75	6/1/2055	1,855,000	1,500,892
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2048	2,000,000	1,964,680
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000	2,022,064
				5,487,636
Virginia — 6.5%
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)(d)	8.45	8/23/2027	2,500,000	2,670,499
Tender Option Bond Trust Receipts (Series 2018- XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non- Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	11.39	7/1/2057	7,500,000	7,994,931
Tender Option Bond Trust Receipts (Series 2024- XM1176), (Virginia State Housing Development Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.80%(b),(d),(e)	9.21	9/1/2059	3,495,000	3,390,282
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project)(b)	5.00	7/1/2045	1,000,000	767,339

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Virginia — 6.5% (continued)
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,350,000	4,061,187
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,000,000	880,602
				19,764,840
Washington — 1.0%
Tender Option Bond Trust Receipts (Series 2024- XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding (Intermediate Lien) Ser. 2024A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	10.61	7/1/2049	1,750,000	1,764,283
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	1,465,000	1,274,413
				3,038,696
Wisconsin — 5.5%
Public Finance Authority, Revenue Bonds (CHF - Wilmington) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2058	3,665,000	3,492,279
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,000,000	1,000,989
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,500,000	1,516,683

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 157.1% (continued)
Wisconsin — 5.5% (continued)
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,650,000	1,667,327
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	3,426,251	3,434,475
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2061	1,000,000	999,407
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,000,000	1,005,379
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods at Marylhurst Project)(b)	5.25	5/15/2042	750,000	716,896
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	5.25	6/15/2065	1,000,000	933,292
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,038,252
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,107,875
				16,912,854
Total Investments (cost $504,141,569)			157.1%	479,029,819
Liabilities, Less Cash and Receivables			(57.1%)	(174,053,875)
Net Assets Applicable to Common Stockholders			100.0%	304,975,944

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
May 31, 2025, these securities amounted to $199,945,159 or 65.6% of net assets applicable to Common
Stockholders.

(c)	Non-income producing—security in default.
(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(h)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	504,141,569	479,029,819
Cash		2,400,447
Interest receivable		7,729,219
Prepaid expenses		40,819
		489,200,304
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		203,137
Payable for inverse floater notes issued—Note 3		128,165,000
VMTP Shares at liquidation value—Note 1 ($49,300,000 face amount, report net of unamortized VMTP Shares deferred offering cost of $106,290)—Note 1(g)		49,193,710
Payable for investment securities purchased		4,344,747
Interest and expense payable related to inverse floater notes issued—Note 3		1,344,088
Dividends payable to Common Stockholders		889,717
Other accrued expenses		83,961
		184,224,360
Net Assets Applicable to Common Stockholders ($)		304,975,944
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (49,428,691 shares issued and outstanding)		49,429
Paid-in capital		368,386,722
Total distributable earnings (loss)		(63,460,207)
Net Assets Applicable to Common Stockholders ($)		304,975,944
Shares Outstanding
(110 million shares authorized)		49,428,691
Net Asset Value Per Share of Common Stock ($)		6.17
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2025 (Unaudited)

Investment Income ($):
Interest Income	11,386,093
Expenses:
Management fee—Note 2(a)	927,206
Interest and expense related to inverse floater notes issued—Note 3	2,145,134
VMTP Shares interest expense and amortization of offering costs—Note 1(g)	989,147
Administration fee—Note 2(a)	463,603
Professional fees	55,540
Directors’ fees and expenses—Note 2(c)	32,385
Shareholders’ reports	30,790
Registration fees	24,065
Chief Compliance Officer fees—Note 2(b)	9,294
Shareholder servicing costs—Note 2(b)	5,201
Redemption and Paying Agent fees—Note 2(b)	3,750
Custodian fees—Note 2(b)	2,301
Miscellaneous	20,555
Total Expenses	4,708,971
Less—reduction in expenses due to undertaking—Note 2(a)	(185,446)
Less—reduction in fees due to earnings credits—Note 2(b)	(2,301)
Net Expenses	4,521,224
Net Investment Income	6,864,869
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(1,042,842)
Net change in unrealized appreciation (depreciation) on investments	(36,984,487)
Net Realized and Unrealized Gain (Loss) on Investments	(38,027,329)
Net (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations	(31,162,460)
See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended May 31, 2025 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of long term portfolio securities	(43,801,011)
Proceeds from sales of long term portfolio securities	42,093,104
Interest income received	11,214,840
Interest and expense related to inverse floater notes issued	(2,176,475)
VMTP Shares interest expense and amortization of offering costs paid	(942,211)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(1,224,876)
Operating expenses paid	(211,017)
Net Cash Provided (or Used) in Operating Activities		4,952,354
Cash Flows From Financing Activities ($):
Dividends paid to Common Stockholders	(5,338,299)
Decrease in Cash Overdraft due to Custodian	(13,608)
Increase in payable for inverse floater notes issued	2,800,000
Net Cash Provided (or Used) in Financing Activities		(2,551,907)
Net Increase (Decrease) in Cash		2,400,447
Cash at beginning of period		-
Cash at End of Period		2,400,447
Reconciliation of Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations to Net Cash Provided by (or Used) in Operating Activities ($):
Net (Decrease) in Net Assets Resulting From Operations	(31,162,460)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations to Net Cash Provided (or Used) in Operating Activities ($):
Increase in investments in securities at cost	(752,052)
Increase in interest receivable	(171,253)
Decrease in unamortized VMTP Shares offering costs	46,936
Increase in prepaid expenses	(17,008)
Decrease in Due to BNY Mellon Investment Adviser, Inc. and affiliates	(6,469)
Increase in payable for investment securities purchased	86,987
Decrease in interest and expense payable related to inverse floater notes issued	(31,341)
Decrease in Directors’ fees and expenses payable	(19,115)
Decrease in other accrued expenses	(6,358)
Net change in unrealized (appreciation) depreciation on investments	36,984,487
Net Cash Provided (or Used) in Operating Activities		4,952,354
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024

Operations ($):
Net investment income	6,864,869	12,698,512
Net realized gain (loss) on investments	(1,042,842)	(4,541,107)
Net change in unrealized appreciation (depreciation) on investments	(36,984,487)	24,247,074
Net Increase (Decrease) in Net Assets Applicable to Common Stockholders Resulting from Operations	(31,162,460)	32,404,479
Distributions ($):
Distributions to stockholders	(5,338,299)	(10,676,597)
Distributions to Common Stockholders	(5,338,299)	(10,676,597)
Total Increase (Decrease) in Net Assets Applicable to Common Stockholders	(36,500,759)	21,727,882
Net Assets Applicable to Common Stockholders ($):
Beginning of Period	341,476,703	319,748,821
End of Period	304,975,944	341,476,703
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023(a)	2022(b)	2021(c)	2020(d)
Per Share Data ($):
Net asset value, beginning of period	6.91	6.47	6.57	8.38	8.24	8.30
Investment Operations:
Net investment income(e)	.14	.26	.25	.33	.37	.40
Net realized and unrealized gain (loss) on investments	(.77)	.40	(.06)	(1.77)	.13	(.09)
Dividends to Preferred Stockholders from net investment income	-	-	(.04)	(.02)	(.00) (f)	(.01)
Total from Investment Operations	(.63)	.66	.15	(1.46)	.50	.30
Distributions to Common Stockholders:
Dividends from net investment income	(.11)	(.22)	(.25)	(.35)	(.36)	(.36)
Net asset value, end of period	6.17	6.91	6.47	6.57	8.38	8.24
Market value, end of period	5.55	6.14	5.41	5.92	8.24	7.66
Market Price Total Return (%)	(7.91) (g)	17.73	(4.48)	(24.21)	12.46	(1.87)

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023(a)	2022(b)	2021(c)	2020(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.93 (h)	2.99	2.58	1.54	1.20	1.56
Ratio of net expenses to average net assets(i),(j)	2.81 (h)	2.87	2.47	1.43	1.09	1.44
Ratio of interest and expense related to inverse floater notes issued, and VMTP Shares interest expense to average net assets	1.95 (h),(k)	2.00 (k)	1.59	.56	.25	.60
Ratio of net investment income to average net assets(i),(j)	4.27 (h),(k)	3.82 (k)	3.92	4.64	4.39	4.98
Portfolio Turnover Rate	10.54 (g)	27.50	34.88	30.58	9.10	26.56
Asset Coverage of VMTP Shares and Preferred Stock, end of period	719	793	749	759	940	926
Net Assets, applicable to Common Stockholders, end of period ($ x 1,000)	304,976	341,477	319,749	324,663	414,262	407,089
VMTP Shares and Preferred Stock Outstanding, end of period ($ x 1,000)	49,300	49,300	49,300	49,300	49,300	49,300
Floating Rate Notes Outstanding, end of period ($ x 1,000)	128,165	125,365	113,555	116,415	138,705	152,185

(a)
The ratios based on total average net assets including dividends to Preferred Stockholders are as follows: total expense ratio of 2.36%, a net expense ratio of 2.25%, an interest expense related to floating rate notes issued ratio of 1.45% and a net investment income of 3.58%.

(b)
The ratios based on total average net assets including dividends to Preferred Stockholders are as follows: total expense ratio of 1.35%, a net expense ratio of 1.25%, an interest expense related to floating rate notes issued ratio of .49% and a net investment income of 4.07%.

FINANCIAL HIGHLIGHTS (continued)
(c)
The ratios based on total average net assets including dividends to Preferred Stockholders are as follows: total expense ratio of 1.07%, a net expense ratio of .97%, an interest expense related to floating rate notes issued ratio of .23% and a net investment income of 3.92%.

(d)
The ratios based on total average net assets including dividends to Preferred Stockholders are as follows: total expense ratio of 1.38%, a net expense ratio of 1.28%, an interest expense related to floating rate notes issued ratio of .53% and a net investment income of 4.43%.

(e)	Based on average common shares outstanding.
(f)	Amount represents less than $.01 per share.
(g)	Not annualized.
(h)	Annualized.
(i)	Amount inclusive of reduction in expenses due to undertaking.
(j)	Amount inclusive of reduction in fees due to earnings credits.
(k)	Amount inclusive of VMTP Shares amortization of offering cost.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—Significant Accounting Policies:
BNY Mellon Strategic Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified closed-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The fund’s common stock (“Common Stock”) trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DSM.
The fund has outstanding 1,972 shares of Variable Rate MuniFund Term Preferred Shares (“VMTP Shares”). The fund is subject to certain restrictions relating to the VMTP Shares.  Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of the fund’s Common Stock (“Common Stockholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of VMTP Shares at their liquidation value (i.e., $25,000 per share). Thus, redemptions of VMTP Shares may be deemed to be outside of the control of the fund.
The VMTP Shares have a mandatory redemption date of July 14, 2053, and are subject to an initial early redemption date of July 13, 2026, subject to the option of the holders to retain the VMTP Shares. VMTP Shares that are neither retained by the holder nor successfully remarketed by the early redemption date will be redeemed by the fund.
The holders of VMTP Shares, voting as a separate class, have the right to elect at least two directors. The holders of VMTP Shares will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Robin A. Melvin and Benaree Pratt Wiley as directors to be elected by the holders of VMTP Shares.
Dividends on VMTP Shares are normally declared daily and paid monthly. The Dividend Rate on the VMTP Shares is, except as otherwise provided, equal to the rate per annum that results from the sum of (1) the Index Rate plus (2) the Applicable Spread as determined for the VMTP Shares on the Rate Determination Date immediately preceding such Subsequent Rate Period plus (3) the Failed Remarketing Spread (all defined terms as defined in the fund’s articles supplementary).
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	479,029,819	—	479,029,819
	—	479,029,819	—	479,029,819
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(128,165,000)	—	(128,165,000)
VMTP Shares††	—	(49,300,000)	—	(49,300,000)
	—	(177,465,000)	—	(177,465,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally.
The Additional Information section within the annual report dated November 30, 2024, provides more details about the fund’s principal risk factors.
(d) Dividends and distributions to Common Stockholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Common Stockholders will have their distributions reinvested in additional shares of the fund, unless such Common Stockholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.
On May 19, 2025, the Board declared a cash dividend of $.023 per share from undistributed net investment income, payable on June 30, 2025 to Common Stockholders of record as of the close of business on June 12, 2025, with an ex-dividend date of June 12, 2025.
(e) Dividends to stockholders of VMTP Shares: The Dividend Rate on the VMTP Shares is, except as otherwise provided, equal to the rate per annum that results from the sum of (1) the Index Rate plus (2) the Applicable Spread as determined for the VMTP Shares on the Rate Determination Date immediately preceding such Subsequent Rate Period plus (3) the Failed Remarketing Spread. The Applicable Rate of the VMTP Shares was equal to the sum of .95% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index rate of 1.97% on May 31, 2025.  The dividend rate as of May 31, 2025 for the VMTP Shares was 2.92% (all terms as defined in the fund’s articles supplementary).
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended November 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $41,239,736 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2024. The fund has $16,024,077 of short-term capital losses and $25,215,659 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to Common Stockholders during the fiscal year ended November 30, 2024 were as follows: tax-exempt income $10,676,597. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) VMTP Shares: The fund’s VMTP Shares aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date of July 14, 2053. Dividends paid on VMTP Shares are treated as interest expense and recorded on the accrual basis. Costs directly related to the issuance of the VMTP Shares are considered debt issuance costs which have been deferred and are being amortized into expense over 36 months from July 12, 2023.
During the period ended May 31, 2025, total interest expenses and amortized offering costs with respect to VMTP Shares amounted to $989,147 inclusive of $942,211 of interest expense and $46,936 amortized deferred cost fees. These fees are included in VMTP Shares interest expense and amortization of offering costs in the Statement of Operations.
The average amount of borrowings outstanding for the VMTP Shares during the period ended May 31, 2025 was approximately $49,300,000, with a related weighted average annualized interest rate of 3.83%.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by

BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding) and is payable monthly. The fund also has an administration agreement with the Adviser and a custody agreement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser. The fund pays in the aggregate for administration, custody and transfer agency services, a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding). All out-of-pocket transfer agency and custody expenses, including custody transaction expenses, are paid separately by the fund.
The Adviser has agreed, from December 1, 2024 through May 31, 2025, to waive receipt of a portion of the the fund’s management fee, in the amount of .10% of the value of the funds average weekly net assets (including net assets representing VMTP Shares outstanding). The reduction in expenses related to fee waiver, pursuant to the waiver agreement, amounted to $185,446 during the period ended May 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .24% of the value of the fund’s average weekly net assets (including net assets representing VMTP Shares outstanding).
(b) The fund has an arrangement with the Custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Custodian fees. For financial reporting purposes, the fund includes custody net earning credits as an expense offset in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
transaction activity. During the period ended May 31, 2025, the fund was charged $2,301 pursuant to the custody agreement. These fees were offset by earnings credits of $2,301.
The fund compensates The Bank of New York Mellon under a Redemption and Paying Agent Agreement for providing certain transfer agency and payment services with respect to the VMTP Shares.  During the period ended May 31, 2025, the fund was charged $3,750 for the services provided by the Redemption and Paying Agent (the “Redemption and Payment Agent”).
During the period ended May 31, 2025, the fund was charged $9,294 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $152,049, Administration fees of $76,025, Redemption and Paying Agent fees of $3,750 and Chief Compliance Officer fees of $1,728, which are offset against an expense reimbursement currently in effect in the amount of $30,415.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 3—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and secured borrowings of inverse floater securities, during the period ended May 31, 2025, amounted to $38,909,488 and $39,614,714, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2025, was approximately $128,322,115, with a related weighted average annualized interest rate of 3.35%.
At May 31, 2025, accumulated net unrealized depreciation on investments was $25,111,750, consisting of $4,634,892 gross unrealized appreciation and $29,746,642 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)
Common Stockholders and holders of VMTP Shares voted together as a single class (except as noted below) on the following proposals presented at the annual shareholders’ meeting held on June 11, 2025.
	Shares
	For	Against	Abstain
To convert the fund from a closed-end management investment company to an open-end management investment company	11,122,051	12,503,584	582,627

	Shares
	For	Withheld
To elect two Class II Directors: †
Alan H. Howard	28,156,307	11,431,889
Robin A. Melvin††	1,972	-

†	The term of the Class II Directors expires in 2028.
††	Elected solely by holders of VMTP Shares; Common Stockholders are not entitled to vote.

OFFICERS AND DIRECTORS
BNY Mellon Strategic Municipal Bond Fund, Inc.
240 Greenwich Street
New York, NY 10286
Directors
Joseph S. DiMartino, Chairman
Joan Gulley
Alan H. Howard
Robin A. Melvin†
Burton N. Wallack
Benaree Pratt Wiley†
Gordon Davis††
† Elected by VMTP Shares Holders
†† Advisory Board Member
Officers
President
David DiPetrillo
Chief Legal Officer
Peter M. Sullivan
Vice President and Secretary
Sarah S. Kelleher
Vice Presidents and Assistant Secretaries
Deirdre Cunnane
Amanda Quinn
Lisa M. King
Jeff Prusnofsky
Treasurer
James Windels
Vice Presidents
Daniel Goldstein
Joseph Martella
Assistant Treasurers
Roberto G. Mazzeo
Gavin C. Reilly
Robert Salviolo
Robert Svagna
Officers (continued)
Chief Compliance Officer
Joseph W. Connolly
Portfolio Managers
Daniel A. Rabasco
Jeffrey B. Burger
Adviser
BNY Mellon Investment Adviser, Inc.
Sub-Adviser
Insight North America LLC
Custodian
The Bank of New York Mellon
Counsel
Stradley Ronon Stevens & Young, LLP
Transfer Agent, Dividend Disbursing Agent and Registrar
Computershare Inc. (Common Stock)
The Bank of New York Mellon (VMTP Shares)
Stock Exchange Listing
NYSE Symbol: DSM
Initial SEC Effective Date
11/22/89
The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.
Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its beneficial interest in the open market when it can do so at prices below the then current net asset value per share.

For More Information
BNY Mellon Strategic Municipal Bond Fund, Inc.
240 Greenwich Street
New York, NY 10286
Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286
Sub-Adviser
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Transfer Agent & Registrar (Common Stock)
Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310
Dividend Disbursing Agent (Common Stock)
Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol: DSM

For more information about the fund, visit https://bny.com/investments/closed-end funds. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent six-month period ended May 31 is available at www.bny.com/investments and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0852SA0525

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 21, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)